UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04379

Plan Investment Fund, Inc.

(Exact Name of Registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip code)

Dale E. Palka, President

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

September 30, 2011

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 100.0%
$25,000,000	Deutsche Bank Securities, Inc. To be repurchased at $25,000,208 (collateralized by $23,915,600 par amount of the U.S. Treasury Note, 2.25%; due 11/30/2017; Total Value $25,500,009)	0.10%	10/03/11	$25,000,000
25,000,000	Goldman Sachs & Co. To be repurchased at $25,000,306 (collateralized by $132,722,289 par amount of Government National Mortgage Pools, 4.50% to 7.00%; due 07/15/2023 to 04/15/2041; Total Value $25,500,000)	0.11%	10/04/11	25,000,000
25,000,000	Morgan Stanley & Co., Inc. To be repurchased at $25,000,188 (collateralized by $50,384,132 par amount of Federal National Mortgage Backed Securities and Federal National Adjustable Rate Security, 3.02% to 7.00%; due 05/01/2034 to 10/01/2040; Total Value $25,750,000)	0.09%	10/03/11	25,000,000
26,000,000	RBS Securities, Inc. To be repurchased at $26,000,303 (collateralized by $33,570,000 par amount of Federal National Mortgage Backed Security, 4.38%; due 05/01/2040; Total Value $26,782,750)	0.14%	10/03/11	26,000,000
25,514,000	UBS Securities LLC To be repurchased at $25,514,298 (collateralized by $26,532,296 par amount of Federal National Mortgage Backed Securities and Federal Home Loan Mortgage Corp. Participating Certificates, 3.50% to 4.00%; due 08/01/2025 to 09/01/2041; Total Value $26,279,421)	0.14%	10/03/11	25,514,000

	Total Repurchase Agreements			126,514,000

	(Cost $126,514,000)

	Total Investments – 100.0%			126,514,000
	(Cost $126,514,000 ) *

	Liabilities in excess of Other Assets – 0.0%			(39,631)

	Net Assets – 100.0%			$126,474,369

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2011

Par Value		Interest Rate	Maturity	Amortized Cost
U.S. TREASURY OBLIGATIONS – 4.5%
$20,000,000	U.S. Treasury Note	1.00%	10/31/11	$20,013,656
15,000,000	U.S. Treasury Note	4.63%	10/31/11	15,049,793
20,000,000	U.S. Treasury Note	0.75%	11/30/11	20,017,404

	Total U.S. Treasury Obligations			55,080,853

	(Cost $55,080,853)

BANK OBLIGATIONS – 38.2%

DOMESTIC CERTIFICATES OF DEPOSIT – 3.3%
25,000,000	Citibank, N.A.	0.07%	10/03/11	25,000,000
15,000,000	State Street Bank Trust Co.	0.20%	12/06/11	15,000,000

				40,000,000

YANKEE CERTIFICATES OF DEPOSIT – 34.9%
8,000,000	Bank of Montreal, Chicago	0.25%	11/14/11	8,000,000
10,000,000	Bank of Montreal, Chicago(1)	0.32%	01/25/12	10,000,000
15,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.30%	12/21/11	15,000,000
25,000,000	Credit Suisse, New York	0.29%	11/10/11	25,000,000
15,000,000	Credit Suisse, New York	0.40%	01/26/12	15,000,000
10,000,000	Deutsche Bank AG, New York	0.31%	10/03/11	10,000,000
15,605,000	Lloyds TSB Bank PLC, New York(1)	0.44%	02/14/12	15,605,000
15,000,000	Mizuho Corporate Bank Ltd., New York	0.30%	11/04/11	15,000,000
10,000,000	National Australia Bank Limited, New York(1)	0.30%	11/09/11	10,000,000
30,000,000	National Australia Bank Limited, New York(1)	0.32%	02/10/12	30,000,000
10,000,000	Nordea Bank Finland PLC, New York	0.24%	11/03/11	10,000,000
17,000,000	Rabobank Nederland NV, New York	0.34%	10/05/11	17,000,000
18,000,000	Rabobank Nederland NV, New York	0.43%	03/01/12	18,000,000
11,000,000	Royal Bank of Canada, New York(1)	0.26%	10/14/11	11,000,000
30,000,000	Royal Bank of Canada, New York(1)	0.32%	02/29/12	30,000,000
10,000,000	Royal Bank of Canada, New York(1)	0.26%	04/10/12	10,000,000
5,000,000	Royal Bank of Canada, New York(1)	0.26%	07/09/12	5,000,000
24,000,000	Royal Bank of Scotland PLC, Connecticut	0.45%	12/19/11	24,000,000
2,500,000	Societe General New York(1)	0.37%	11/21/11	2,500,000
25,000,000	Sumitomo Mitsui Banking Corp., New York	0.26%	10/12/11	25,000,000
15,000,000	Svenska Handelsbanken, New York	0.33%	01/09/12	15,000,000
7,000,000	Toronto Dominion Bank, New York	0.25%	11/14/11	7,000,000
7,000,000	Toronto Dominion Bank, New York(1)	0.31%	01/12/12	7,000,000
18,000,000	UBS AG, Stamford(1)	0.31%	10/04/11	18,000,044
29,000,000	UBS AG, Stamford(1)	0.35%	10/13/11	29,000,000
7,000,000	UBS AG, Stamford(1)	0.27%	11/10/11	7,000,000
20,000,000	Westpac Banking Corp., New York(1)	0.30%	11/04/11	20,000,000
20,000,000	Westpac Banking Corp., New York(1)	0.27%	01/18/12	20,000,000

				429,105,044

	Total Bank Obligations			469,105,044

	(Cost $469,105,044)

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2011

Continued

Par Value		Interest Rate	Maturity	Amortized Cost
CORPORATE DEBT – 30.7%
COMMERCIAL PAPER – 30.7%
ASSET BACKED SECURITIES – 23.5%
$22,000,000	Fairway Finance Co. LLC(1)	0.24%	11/04/11	$22,000,000
15,000,000	Fairway Finance Co. LLC(1)	0.26%	03/09/12	15,000,000
10,000,000	Gotham Funding Corp.(2)	0.23%	10/11/11	9,999,500
12,000,000	Kells Funding LLC(1)	0.33%	02/10/12	12,000,000
10,000,000	Kells Funding LLC(1)	0.37%	03/01/12	10,000,000
15,000,000	Nieuw Amsterdam Receivables Corp.(2)	0.20%	10/03/11	15,000,000
20,000,000	Nieuw Amsterdam Receivables Corp.(2)	0.20%	10/06/11	19,999,667
20,000,000	Nieuw Amsterdam Receivables Corp.(2)	0.32%	12/09/11	19,988,089
15,000,000	Old Line Funding LLC(2)	0.25%	11/01/11	14,996,979
20,477,000	Regency Markets No. 1 LLC(2)	0.21%	10/17/11	20,475,328
30,000,000	Solitaire Funding LLC(2)	0.22%	10/06/11	29,999,450
20,000,000	Solitaire Funding LLC(2)	0.22%	10/11/11	19,999,022
35,000,000	Sydney Capital Corp.(2)	0.35%	11/10/11	34,987,069
25,000,000	Sydney Capital Corp.(2)	0.36%	12/14/11	24,982,000
20,000,000	Victory Receivables Corp.(2)	0.22%	10/07/11	19,999,511

				289,426,615

FINANCIAL COMPANIES – 7.2%
50,000,000	Barclays US Funding Corp(2)	0.06%	10/03/11	50,000,000
15,000,000	Credit Suisse, NewYork(2)	0.20%	10/04/11	14,999,917
8,500,000	ING US Funding LLC(2)	0.30%	11/10/11	8,497,308
5,000,000	National Australia Funding (DE)(2)	0.20%	10/03/11	5,000,000
10,000,000	Nordea North America, Inc.(2)	0.38%	01/20/12	9,988,495

				88,485,720

	Total Commercial Paper			377,912,335

	Total Corporate Debt			377,912,335

	(Cost $377,912,335)

MUNICIPAL BONDS – 10.2%(3)
9,315,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.12%	02/01/23	9,315,000
5,990,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.13%	08/01/40	5,990,000
12,600,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.14%	08/01/37	12,600,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Bank New York	0.13%	05/15/34	18,800,000
13,400,000	New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, RB, Letter of Credit: Wells Fargo Bank N.A.	0.10%	07/01/33	13,400,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.14%	05/15/34	18,000,000

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2011

Continued

Par Value		Interest Rate	Maturity	Amortized Cost
MUNICIPAL BONDS (continued)
$20,000,000	New York State Housing Finance Agency RB, Multifamily Housing, 150 East 44th St., Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.15%	05/15/32	$20,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp.	0.19%	09/01/35	10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.19%	12/01/29	10,800,000
6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York	0.50%	03/01/38	6,880,000

	Total Municipal Bonds			125,785,000

	(Cost $125,785,000)

REPURCHASE AGREEMENTS – 16.4%
50,000,000	Deutsche Bank Securities, Inc. To be repurchased at $50,000,208 (collateralized by $100,000,000 par amount of Federal National Mortgage Association Notes and Federal Home Loan Mortgage Corp. Note, 1.10% to 4.63%; due 10/15/2014 to 08/08/2015; Total Value $51,000,677)	0.05%	10/03/11	50,000,000
150,983,000	UBS Securities LLC To be repurchased at $150,984,761 (collateralized by $2,264,745,000 par amount of Federal National Mortgage Association Notes and Federal Home loan Mortgage Corp. Notes, 3.50% to 6.50%; due 12/01/2020 to 09/01/2047; Total Value $155,512,490)	0.14%	10/03/11	150,983,000

	Total Repurchase Agreements			200,983,000

	(Cost $200,983,000)

	Total Investments – 100.0%			1,228,866,232
	(Cost $1,228,866,232 ) *

	Other Assets in excess of Liabilities – 0.0%			211,308

	Net Assets – 100.0%			$1,229,077,540

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.

(2)	Rate disclosed represents the discount rate at the time of purchase.

(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2011

Continued

DE	Delaware
GO	General Obligation
NA	National Association
RB	Revenue Bonds

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2011

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (“the Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of two separate portfolios: the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).

Security Valuation: Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of September 30, 2011 is as follows:

	126,514,000	126,514,000	126,514,000	126,514,000
	Total Fair Value at September 30, 2011	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$126,514,000	$—	$126,514,000	$—

Money Market Portfolio
Investments in Securities*	$1,228,866,232	$—	$1,228,866,232	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the nine months ended September 30, 2011, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	President and Chief Executive Officer
Date:	November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	Principal Executive Officer
Date:	November 17, 2011

By:	/s/ Joseph S. Castellon
Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	November 17, 2011